Dividend Restrictions and Statutory Requirements (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure - Dividend Restrictions and Statutory Requirements [Abstract]
Statutory measurements
The statutory net income of PartnerRe Bermuda and PartnerRe U.S. for the years ended December 31, 2016, 2015 and 2014 was as follows (in millions of U.S. dollars):

	2016	2015	2014
PartnerRe Bermuda	$533	$444	$660
PartnerRe U.S.	72	219	236
The required and actual statutory capital and surplus of PartnerRe Bermuda and PartnerRe U.S. at December 31, 2016 and 2015 was as follows (in millions of U.S. dollars):

	PartnerRe Bermuda		PartnerRe U.S.
	2016	2015	2016	2015
Required statutory capital and surplus	$1,518	$1,944	$672	$701
Actual statutory capital and surplus	4,159	3,032	1,464	1,405